UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/09

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):    [ ] is a restatement
                                           [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management LLC
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Chamberlain
Title:   CCO
Phone:   312-553-4844

Signature, Place, and Date of Signing:

      /s/Susan Chamberlain         Chicago, IL         10/27/09
      --------------------         -----------         --------
          [Signature]             [City, State]         [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
         [Repeat as necessary.]

                           HOLLAND CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/09

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   77

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,250,042
                                          (thousands)

LIST OF OTHER INCLUDED MANAGERS:

NO.     13F FILE NUMBER     NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  cs               00724f101    39195  1186275 SH       Sole                                    1186275
Advance Auto Parts             cs               00751y106     1351    34400 SH       Sole                                      34400
Affiliated Computer Services   cs               008190100    20513   378675 SH       Sole                                     378675
AFLAC                          cs               001055102    15729   368025 SH       Sole                                     368025
Alberto-Culver                 cs               013078100     2129    76900 SH       Sole                                      76900
American Tower                 cs               029912201    28924   794625 SH       Sole                                     794625
Apple                          cs               037833100    54966   296550 SH       Sole                                     296550
Automatic Data Processing      cs               053015103     9827   250050 SH       Sole                                     250050
BioMarin                       cs               09061g101     2161   119550 SH       Sole                                     119550
BJ Services Company            cs               055482103     1646    84700 SH       Sole                                      84700
BlackRock                      cs               09247x101     8472    39075 SH       Sole                                      39075
Burlington Northern            cs               12189T104    29665   371600 SH       Sole                                     371600
Cisco Systems                  cs               17275r102    38750  1646125 SH       Sole                                    1646125
Citrix Systems                 cs               177376100    61794  1575175 SH       Sole                                    1575175
Copart, Inc.                   cs               217204106     2979    89700 SH       Sole                                      89700
Costco                         cs               22160k105    16743   296975 SH       Sole                                     296975
Covidien                       cs               G2554F105    30458   704075 SH       Sole                                     704075
CVS Caremark                   cs               126650100    19933   557725 SH       Sole                                     557725
Diageo ADR                     cs               25243Q205    13738   223425 SH       Sole                                     223425
Disney                         cs               254687106    17642   642475 SH       Sole                                     642475
Donaldson                      cs               257651109     2164    62500 SH       Sole                                      62500
Expeditors International       cs               302130109    23793   676900 SH       Sole                                     676900
Exxon Mobil                    cs               30231G102     9583   139675 SH       Sole                                     139675
FactSet Research Systems       cs               303075105     1785    26950 SH       Sole                                      26950
Fiserv, Inc.                   cs               337738108     2299    47700 SH       Sole                                      47700
FormFactor                     cs               346375108     2276    95150 SH       Sole                                      95150
General Electric               cs               369604103      445    27125 SH       Sole                                      27125
Genzyme Corporation            cs               372917104    16347   288150 SH       Sole                                     288150
Global Payments                cs               37940X102     2606    55800 SH       Sole                                      55800
Google                         cs               38259p508    31643    63815 SH       Sole                                      63815
H.J. Heinz                     cs               423074103    13439   338100 SH       Sole                                     338100
Halliburton Company            cs               406216101    31982  1179275 SH       Sole                                    1179275
Healthcare Services Group      cs               421906108     1189    64750 SH       Sole                                      64750
Heartland Express              cs               422347104     1600   111100 SH       Sole                                     111100
Honeywell International        cs               438516106    22247   598850 SH       Sole                                     598850
Hospira                        cs               441060100    31444   705025 SH       Sole                                     705025
Intel                          cs               458140100    13922   711375 SH       Sole                                     711375
Intl Business Machines         cs               459200101    28784   240650 SH       Sole                                     240650
Iron Mountain                  cs               462846106     2797   104900 SH       Sole                                     104900
Jacobs Engineering Group       cs               469814107     2378    51750 SH       Sole                                      51750
Kohl's Corporation             cs               500255104    10469   183500 SH       Sole                                     183500
Laboratory Corporation of Amer cs               50540R409    28678   436500 SH       Sole                                     436500
Linear Technology              cs               535678106     1368    49500 SH       Sole                                      49500
McCormick & Co.                cs               579780206     2661    78400 SH       Sole                                      78400
McKesson Corporation           cs               58155q103    31152   523125 SH       Sole                                     523125
Microsoft                      cs               594918104    39209  1524445 SH       Sole                                    1524445
MSC Industrial Direct          cs               553530106    10936   250950 SH       Sole                                     250950
NIKE                           cs               654106103    18048   278950 SH       Sole                                     278950
Noble Corporation              cs               H5833N103    16335   430325 SH       Sole                                     430325
Occidental Petroleum           cs               674599105    41025   523275 SH       Sole                                     523275
optionsXpress                  cs               684010101     1356    78500 SH       Sole                                      78500
Paychex                        cs               704326107     1044    35925 SH       Sole                                      35925
PepsiCo                        cs               713448108    22505   383650 SH       Sole                                     383650
Portfolio Recovery Associates  cs               73640q105     1591    35100 SH       Sole                                      35100
Praxair                        cs               74005p104    21215   259700 SH       Sole                                     259700
Procter & Gamble               cs               742718109    25714   443950 SH       Sole                                     443950
QUALCOMM                       cs               747525103    17254   383600 SH       Sole                                     383600
Questar Corporation            cs               748356102    14824   394675 SH       Sole                                     394675
Range Resources                cs               75281A109    27447   556050 SH       Sole                                     556050
Roper Industries               cs               776696106    16844   330400 SH       Sole                                     330400
Ross Stores                    cs               778296103     2596    54350 SH       Sole                                      54350
Schering-Plough                cs               806605101    12882   456000 SH       Sole                                     456000
Sigma-Aldrich                  cs               826552101     2488    46100 SH       Sole                                      46100
Southwestern Energy            cs               845467109    29998   702850 SH       Sole                                     702850
Suntech Power ADR              cs               86800c104    14790   973000 SH       Sole                                     973000
Symantec Corporation           cs               871503108    12024   730025 SH       Sole                                     730025
TD Ameritrade                  cs               87236y108    26882  1369445 SH       Sole                                    1369445
Tiffany & Co.                  cs               886547108     1795    46600 SH       Sole                                      46600
Total Systems Services         cs               891906109      979    60750 SH       Sole                                      60750
United Technologies            cs               913017109    15313   251325 SH       Sole                                     251325
UPS                            cs               911312106    11074   196100 SH       Sole                                     196100
Visa                           cs               92826c839    24596   355900 SH       Sole                                     355900
Wal-Mart Stores                cs               931142103    14147   288175 SH       Sole                                     288175
Waters Corporation             cs               941848103     4231    75750 SH       Sole                                      75750
XTO Energy                     cs               98385X106    34026   823471 SH       Sole                                     823471
Yum! Brands                    cs               988498101    31769   941025 SH       Sole                                     941025
Zebra Technologies             cs               989207105     1439    55500 SH       Sole                                      55500